RESERVES	6 Months Ended
Dec. 31, 2019
RESERVES [Abstract]
RESERVES
8.	RESERVES

	December 31, 2019 US$	June 30, 2019 US$
Reserves
Share based payments reserve (note 8 (a))	1,405,933	2,287,301
Foreign currency translation reserve	(307,687)	(297,166)
	1,098,246	1,990,135

(a)	Movements in share based payments reserve

Date	Details	Number of Incentive Options	Number of Performance Rights	US$
Jul 1, 2019	Opening balance	84,650,000	50,000	2,287,301
Various	Grant of incentive options	2,200,000	-	-
Dec 20, 2019	Exercise of incentive options	(31,500,000)	-	(706,570)
Dec 31, 2019	Expiration of incentive options	(16,500,000)	-	(273,935)
Dec 31, 2019	Share based payment expense	-	-	99,137
Dec 31, 2019	Closing balance	38,850,000	50,000	1,405,933